Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000
COLOMBIER ACQUISITION CORP. II
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000		1,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary Shares | COLOMBIER ACQUISITION CORP. II
Ordinary Shares subject to possible redemption	17,000,000	17,000,000		17,000,000
Ordinary Shares subject to possible redemption price (in Dollars per share)	$ 10.56	$ 10.45		$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000		500,000,000
Common stock, shares issued
Common stock, shares outstanding
Class B Ordinary Shares | COLOMBIER ACQUISITION CORP. II
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000		50,000,000
Common stock, shares issued	4,250,000	4,250,000		4,250,000
Common stock, shares outstanding	4,250,000	4,250,000	[1]	4,250,000	[1]

[1]	On November 20, 2023, the Company effectuated a share capitalization in the form of a share dividend of approximately 0.15384615 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue, resulting in the Sponsor holding an aggregate of 4,312,500 Class B Ordinary Shares. On November 24, 2023, as a result of the underwriters’ election to partially exercise their over-allotment option, 62,500 Founder Shares were forfeited resulting in the Sponsor holding 4,250,000 Founder Shares (see Note 5).